Average Annual Total Returns{- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 70% Portfolio	VIP FundsManager 70% Portfolio-Service VIP Return Before Taxes Past 1 year	VIP FundsManager 70% Portfolio-Service VIP Return Before Taxes Past 5 years	VIP FundsManager 70% Portfolio-Service VIP Return Before Taxes Past 10 years	VIP FundsManager 70% Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP FundsManager 70% Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP FundsManager 70% Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0902 Past 1 year	F0902 Past 5 years	F0902 Past 10 years
Total	14.60%	12.45%	10.64%	14.44%	12.28%	10.48%	28.71%	18.47%	16.55%	14.18%	11.93%	10.55%